Principal Funds, Inc.
Supplement dated June 23, 2020
to the Statutory Prospectus dated March 1, 2020
(as previously supplemented)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR LARGECAP GROWTH FUND I
Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 1000® Growth Index. The Fund's remaining assets are managed by the sub-advisors.
In the Principal Risks section, add the following to the alphabetical list of risks:
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

SUMMARY FOR LARGECAP VALUE FUND III
Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 1000® Value Index. The Fund's remaining assets are managed by the sub-advisors.
In the Principal Risks section, add the following to the alphabetical list of risks:
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

SUMMARY FOR MIDCAP GROWTH FUND III
Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell Midcap® Growth Index. The Fund's remaining assets are managed by the sub-advisors.
In the Principal Risks section, add the following to the alphabetical list of risks:
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

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SUMMARY FOR MIDCAP VALUE FUND I
Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell Midcap® Value Index. The Fund's remaining assets are managed by the sub-advisors.
In the Principal Risks section, add the following to the alphabetical list of risks:
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

SUMMARY FOR OVERSEAS FUND
Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the MSCI EAFE Value Index. The Fund's remaining assets are managed by the sub-advisors.
In the Principal Risks section, add the following to the alphabetical list of risks:
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

SUMMARY FOR SMALLCAP GROWTH FUND I
Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 2000® Growth Index. The Fund's remaining assets are managed by the sub-advisors.
In the Principal Risks section, add the following to the alphabetical list of risks:
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

SUMMARY FOR SMALLCAP VALUE FUND II
Delete the last paragraph under Principal Investment Strategies, and replace with the following paragraph:
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match the performance of the Russell 2000® Value Index. The Fund's remaining assets are managed by the sub-advisors.
In the Principal Risks section, add the following to the alphabetical list of risks:
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

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